UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Diversified International Equity Fund
	Shares	Value ($)
Common Stocks 91.7%
Australia 4.1%
AGL Energy Ltd.	13,924	223,869
APA Group	12,159	73,156
Asciano Ltd.	9,175	46,266
Aurizon Holdings Ltd.	13,429	55,635
Australia & New Zealand Banking Group Ltd.	2,062	57,208
BHP Billiton Ltd.	4,759	187,369
Brambles Ltd.	11,283	95,611
Cochlear Ltd.	514	43,301
Commonwealth Bank of Australia	927	62,384
Crown Ltd.	9,554	115,595
CSL Ltd.	3,169	181,542
Echo Entertainment Group Ltd.	8,537	32,073
Leighton Holdings Ltd.	1,199	25,900
National Australia Bank Ltd.	1,443	41,211
Newcrest Mining Ltd.	1,515	37,047
Origin Energy Ltd.	7,150	94,034
Rio Tinto Ltd.	870	60,319
Santos Ltd.	6,285	78,427
Sonic Healthcare Ltd.	3,731	53,218
SP Ausnet	45,688	54,848
TABCORP Holdings Ltd.	15,831	50,348
Tatts Group Ltd.	29,710	101,133
Telstra Corp., Ltd.	117,892	566,129
Toll Holdings Ltd.	5,399	29,725
Transurban Group	9,287	59,112
Wesfarmers Ltd.	3,273	128,324
Westfield Group (REIT) (Units)	3,049	35,589
Westpac Banking Corp.	2,585	75,579
Woodside Petroleum Ltd.	4,096	151,544
Woolworths Ltd.	3,723	121,387
WorleyParsons Ltd.	1,661	43,746

(Cost $1,877,017)		2,981,629
Austria 0.6%
Erste Group Bank AG*	6,020	202,767
Immofinanz AG*	23,284	102,050
Raiffeisen Bank International AG (a)	1,310	58,830
Vienna Insurance Group AG Wiener Versicherung Gruppe	956	50,616

(Cost $250,426)		414,263
Belgium 1.7%
Ageas	4,190	138,268
Anheuser-Busch InBev NV	5,322	470,540
Delhaize Group	688	32,669
Groupe Bruxelles Lambert SA	1,834	153,144
KBC Groep NV	3,638	143,653
Solvay SA	1,094	172,133
Umicore SA	2,459	127,934

(Cost $752,761)		1,238,341
Bermuda 0.2%
Seadrill Ltd. (a) (Cost $28,855)	2,757	109,139
Canada 7.1%
Agnico-Eagle Mines Ltd.	500	22,875
Alimentation Couche-Tard, Inc. "B"	1,800	87,816
Bank of Montreal (a)	900	56,839
Bank of Nova Scotia (a)	500	29,401
Barrick Gold Corp. (a)	2,700	85,976
BCE, Inc. (a)	3,500	155,489
Bell Aliant, Inc. (a)	1,400	36,453
Bombardier, Inc. "B"	7,200	28,225
Brookfield Asset Management, Inc. "A" (a)	1,200	44,287
Canadian National Railway Co.	1,300	124,773
Canadian Natural Resources Ltd.	1,400	42,278
Canadian Pacific Railway Ltd.	200	23,090
Canadian Tire Corp., Ltd. "A"	500	34,801
Canadian Utilities Ltd. "A" (a)	2,100	160,542
Cenovus Energy, Inc. (a)	1,200	39,836
CGI Group, Inc. "A"*	21,800	584,889
Eldorado Gold Corp.	2,400	26,830
Empire Co., Ltd. "A" (a)	600	36,202
EnCana Corp. (a)	1,100	21,263
First Quantum Minerals Ltd.	1,400	28,227
Fortis, Inc. (a)	7,400	257,004
George Weston Ltd.	900	64,843
Gildan Activewear, Inc.	1,000	36,806
Goldcorp, Inc.	2,200	77,488
Imperial Oil Ltd. (a)	700	30,740
Kinross Gold Corp.	3,800	31,165
Loblaw Companies Ltd. (a)	1,700	68,280
Magna International, Inc. "A" (a)	1,268	66,273
Manulife Financial Corp.	3,000	43,313
Metro, Inc. "A"	1,000	62,081
National Bank of Canada (a)	300	23,858
Open Text Corp.*	6,400	373,323
Potash Corp. of Saskatchewan, Inc. (a)	1,501	63,763
Research In Motion Ltd.*	49,700	643,798
Rogers Communications, Inc. "B" (a)	5,600	260,237
Royal Bank of Canada (a)	1,500	93,423
Saputo, Inc. (a)	1,400	69,621
Shaw Communications, Inc. "B" (a)	2,900	67,862
Shoppers Drug Mart Corp. (a)	3,200	132,825
Silver Wheaton Corp. (a)	900	31,320
SNC-Lavalin Group, Inc. (a)	800	35,733
Sun Life Financial, Inc. (a)	1,200	35,011
Suncor Energy, Inc.	2,032	69,064
Talisman Energy, Inc. (a)	1,600	19,988
Teck Resources Ltd. "B" (a)	1,400	51,023
Telus Corp. (a)	2,200	148,049
Thomson Reuters Corp. (a) (b)	700	21,441
Thomson Reuters Corp. (b)	1,660	50,862
Tim Hortons, Inc. (a)	1,200	60,168
Toronto-Dominion Bank (a)	400	33,403
TransAlta Corp. (a)	10,000	160,818
Valeant Pharmaceuticals International, Inc.*	5,000	331,562
Yamana Gold, Inc.	1,700	27,782

(Cost $4,835,539)		5,213,019
Denmark 2.2%
A P Moller-Maersk AS "A"	8	60,489
A P Moller-Maersk AS "B"	16	127,393
Carlsberg AS "B"	5,497	588,299
Coloplast AS "B"	150	7,918
Danske Bank AS*	17,911	343,684
DSV AS	2,944	75,526
Novo Nordisk AS "B"	1,837	338,529
Tryg AS	589	46,368

(Cost $1,019,470)		1,588,206
Finland 4.2%
Fortum Oyj	17,599	329,175
Kone Oyj "B"	1,618	133,498
Metso Corp.	1,230	55,119
Nokia Oyj (a)	399,247	1,566,789
Pohjola Bank PLC	5,629	96,421
Sampo Oyj "A"	10,923	392,265
Stora Enso Oyj "R"	22,051	156,821
UPM-Kymmene Oyj	21,035	256,508
Wartsila Oyj	1,754	83,505

(Cost $2,321,185)		3,070,101
France 7.1%
Air Liquide SA	1,736	221,891
Arkema	288	32,846
AtoS	863	63,174
AXA SA	4,178	77,372
BNP Paribas SA	2,430	151,259
Cap Gemini	2,459	118,703
Carrefour SA	2,349	66,913
Casino Guichard-Perrachon SA	203	19,886
Cie Generale des Etablissements Michelin "B"	519	48,319
Compagnie de Saint-Gobain	834	34,345
DANONE SA	2,414	167,373
Dassault Systemes SA	733	81,324
Electricite de France	2,373	45,595
Essilor International SA	2,677	272,928
France Telecom SA	33,458	379,862
GDF Suez	14,934	306,373
Iliad SA	400	74,024
L'Oreal SA	887	131,755
Lafarge SA	762	46,520
LVMH Moet Hennessy Louis Vuitton SA	489	92,241
Pernod Ricard SA	872	109,191
Sanofi	14,297	1,393,622
Schneider Electric SA	982	74,830
Societe Generale*	1,858	84,068
Suez Environnement Co.	2,266	30,016
Technip SA	406	44,076
Total SA	6,490	351,857
Unibail-Rodamco SE (REIT) (a)	350	82,396
Veolia Environnement	3,910	50,207
Vinci SA	548	27,952
Vivendi	22,777	488,996

(Cost $4,302,931)		5,169,914
Germany 5.3%
Adidas AG	615	57,174
Allianz SE (Registered)	1,801	257,710
BASF SE	1,815	183,979
Bayer AG (Registered)	2,991	295,207
Bayerische Motoren Werke (BMW) AG	476	47,936
Beiersdorf AG	1,120	98,319
Commerzbank AG*	21,125	46,336
Continental AG	289	33,933
Daimler AG (Registered)	1,267	73,778
Deutsche Boerse AG	1,188	78,172
Deutsche Post AG (Registered)	2,891	67,910
Deutsche Telekom AG (Registered)	78,737	968,494
E.ON AG	12,019	209,054
Fresenius Medical Care AG & Co. KGaA	1,031	72,713
Fresenius SE & Co. KGaA	478	58,198
GEA Group AG	1,234	44,732
Henkel AG & Co. KGaA	1,968	146,060
Infineon Technologies AG	2,950	26,627
K+S AG (Registered)	460	20,772
Kabel Deutschland Holding AG	344	27,894
Linde AG	386	70,428
Merck KGaA	287	39,920
Metro AG	1,362	42,042
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	782	143,754
RWE AG	3,889	146,378
SAP AG	2,868	235,016
Siemens AG (Registered) (a)	2,663	292,358
Suedzucker AG	1,380	59,074

(Cost $3,013,225)		3,843,968
Hong Kong 2.7%
AIA Group Ltd.	32,800	130,571
BOC Hong Kong (Holdings) Ltd.	13,500	46,308
Cathay Pacific Airways Ltd. (a)	26,000	50,311
Cheung Kong (Holdings) Ltd.	4,000	65,586
Cheung Kong Infrastructure Holdings Ltd.	8,000	50,454
CLP Holdings Ltd.	19,500	165,421
Galaxy Entertainment Group Ltd.*	12,000	54,039
Hang Lung Properties Ltd.	8,000	30,206
Hang Seng Bank Ltd. (a)	2,100	34,407
Hong Kong & China Gas Co., Ltd.	66,481	188,961
Hong Kong Exchanges & Clearing Ltd. (a)	4,200	79,799
Hutchison Whampoa Ltd.	33,000	369,228
Li & Fung Ltd. (a)	40,000	56,393
Link (REIT)	9,000	46,657
MTR Corp., Ltd.	22,500	92,587
Noble Group Ltd. (a)	40,181	39,586
NWS Holdings Ltd.	23,500	42,037
Orient Overseas International Ltd.	6,000	41,873
Power Assets Holdings Ltd.	16,000	138,317
Shangri-La Asia Ltd.	14,000	33,152
SJM Holdings Ltd.	16,000	44,006
Sun Hung Kai Properties Ltd.	4,000	65,624
Swire Pacific Ltd. "A"	3,000	38,556
Wharf Holdings Ltd.	5,000	44,160
Yue Yuen Industrial (Holdings) Ltd. (a)	7,000	23,576

(Cost $1,315,698)		1,971,815
Ireland 3.1%
CRH PLC (b)	28,278	608,908
CRH PLC (b)	57,886	1,251,358
Elan Corp. PLC*	31,969	337,041
Experian PLC	2,775	47,538
Prothena Corp. PLC* (c)	780	4,686

(Cost $1,978,329)		2,249,531
Italy 4.3%
Assicurazioni Generali SpA	7,432	142,569
Atlantia SpA	6,677	123,708
Enel Green Power SpA	27,248	56,254
Enel SpA	76,150	332,467
Eni SpA	11,740	293,327
Fiat Industrial SpA	17,784	229,081
Fiat SpA* (a)	27,105	165,589
Finmeccanica SpA*	12,127	79,725
Intesa Sanpaolo	63,998	130,766
Luxottica Group SpA	2,487	114,069
Pirelli & C. SpA (a)	6,895	84,578
Prysmian SpA	4,269	91,380
Saipem SpA	1,417	40,016
Snam SpA	14,437	73,053
Telecom Italia SpA	587,666	584,630
Telecom Italia SpA (RSP)	390,903	334,648
Terna - Rete Elettrica Nationale SpA	17,328	73,092
UBI Banca - Unione di Banche Italiane ScpA	5,181	27,081
UniCredit SpA*	24,860	160,817

(Cost $3,032,129)		3,136,850
Japan 11.3%
AEON Co., Ltd.	5,700	64,681
Ajinomoto Co., Inc.	7,000	94,971
Alfresa Holdings Corp.	600	26,301
Asahi Group Holdings Ltd.	3,700	78,294
Asahi Kasei Corp.	6,000	34,615
Astellas Pharma, Inc.	4,300	218,767
Bridgestone Corp.	1,400	36,596
Canon, Inc.	1,850	67,288
Central Japan Railway Co.	400	34,979
Chubu Electric Power Co., Inc.	13,600	171,683
Chugai Pharmaceutical Co., Ltd.	2,100	43,173
Chugoku Electric Power Co., Inc.	5,900	77,523
Dai-ichi Life Insurance Co., Ltd.	38	54,405
Daiichi Sankyo Co., Ltd.	6,800	115,051
Denso Corp.	400	14,941
East Japan Railway Co.	398	26,888
Eisai Co., Ltd.	2,700	117,739
Electric Power Development Co., Ltd.	2,500	57,319
FamilyMart Co., Ltd.	800	32,184
FANUC Corp.	200	31,130
FUJIFILM Holdings Corp.	1,400	27,863
Hisamitsu Pharmaceutical Co., Inc. (a)	600	32,107
Hitachi Ltd.	7,000	41,447
Hokkaido Electric Power Co., Inc.	4,200	40,205
Hokuriku Electric Power Co.	3,800	41,640
Honda Motor Co., Ltd.	1,900	72,728
HOYA Corp.	1,400	27,002
Idemitsu Kosan Co., Ltd.	400	35,055
INPEX Corp.	23	133,192
Japan Real Estate Investment Corp. (REIT)	5	50,502
Japan Tobacco, Inc.	8,600	266,715
JFE Holdings, Inc.	1,400	29,790
JX Holdings, Inc.	24,690	145,688
Kansai Electric Power Co., Inc.	15,800	150,234
Kao Corp.	5,300	152,022
KDDI Corp.	4,000	297,274
Keyence Corp.	110	30,492
Kirin Holdings Co., Ltd.	9,000	112,249
Komatsu Ltd.	800	21,276
Kyocera Corp.	300	27,104
Kyowa Hakko Kirin Co., Ltd.	3,000	28,261
Kyushu Electric Power Co., Inc.	8,200	78,772
Lawson, Inc. (a)	700	50,738
Medipal Holdings Corp.	2,000	25,256
MEIJI Holdings Co., Ltd.	800	35,418
Miraca Holdings, Inc.	800	33,361
Mitsubishi Chemical Holdings Corp.	6,000	27,793
Mitsubishi Corp.	2,200	46,336
Mitsubishi Electric Corp.	3,000	24,711
Mitsubishi Estate Co., Ltd.	5,000	120,935
Mitsubishi Tanabe Pharma Corp.	2,600	34,815
Mitsubishi UFJ Financial Group, Inc.	36,200	206,039
Mitsui & Co., Ltd.	3,000	45,263
Mitsui Fudosan Co., Ltd.	2,000	45,436
Mizuho Financial Group, Inc.	80,600	161,170
MS&AD Insurance Group Holdings, Inc.	1,500	31,442
Murata Manufacturing Co., Ltd.	500	30,756
Nintendo Co., Ltd.	200	19,496
Nippon Building Fund, Inc. (REIT)	4	41,239
Nippon Meat Packers, Inc.	3,000	40,562
Nippon Steel & Sumitomo Metal	20,000	55,269
Nippon Telegraph & Telephone Corp.	6,305	264,009
Nissan Motor Co., Ltd.	4,300	43,961
Nisshin Seifun Group, Inc.	3,500	42,578
Nissin Foods Holdings Co., Ltd.	1,200	45,589
Nitto Denko Corp.	700	39,464
NKSJ Holdings, Inc.	1,800	37,671
Nomura Holdings, Inc.	10,800	62,038
Nomura Real Estate Office Fund, Inc. (REIT)	6	35,356
NTT DoCoMo, Inc.	217	329,444
Olympus Corp.*	2,200	48,585
Ono Pharmaceutical Co., Ltd.	800	42,024
ORIX Corp. (a)	510	54,445
Osaka Gas Co., Ltd.	34,000	127,455
Otsuka Holdings KK	3,200	103,137
Panasonic Corp. (a)	2,900	19,125
Santen Pharmaceutical Co., Ltd.	900	36,947
Seven & I Holdings Co., Ltd.	7,200	218,528
Shikoku Electric Power Co., Inc.	2,900	35,503
Shin-Etsu Chemical Co., Ltd.	1,300	79,384
Shionogi & Co., Ltd.	3,300	58,812
Shiseido Co., Ltd. (a)	4,200	58,160
Softbank Corp.	12,200	434,600
Sumitomo Chemical Co., Ltd. (a)	6,000	17,389
Sumitomo Corp.	2,900	37,453
Sumitomo Electric Industries Ltd.	1,900	21,354
Sumitomo Mitsui Financial Group, Inc.	3,700	148,349
Sumitomo Mitsui Trust Holdings, Inc.	17,000	62,775
Sumitomo Realty & Development Co., Ltd.	2,000	60,852
Suzuken Co., Ltd.	900	27,564
Taisho Pharmaceutical Holdings Co., Ltd.	400	27,587
Takeda Pharmaceutical Co., Ltd.	7,200	369,905
Terumo Corp.	1,800	78,664
Toho Gas Co., Ltd.	9,000	48,106
Tohoku Electric Power Co., Inc.*	8,500	69,122
Tokio Marine Holdings, Inc.	3,100	91,183
Tokyo Electric Power Co., Inc.*	27,000	62,848
Tokyo Gas Co., Ltd.	44,000	207,328
TonenGeneral Sekiyu KK	4,000	34,822
Toray Industries, Inc.	6,000	34,480
Toshiba Corp.	8,000	35,472
Toyo Suisan Kaisha Ltd.	1,000	27,741
Toyota Motor Corp.	2,600	123,976
Tsumura & Co.	700	22,995
Unicharm Corp.	1,100	58,324
Yakult Honsha Co., Ltd. (a)	900	37,926
Yamazaki Baking Co., Ltd.	2,000	22,391

(Cost $7,844,197)		8,261,602
Luxembourg 0.3%
ArcelorMittal	5,462	92,991
Millicom International Cellular SA (SDR)	1,219	112,212
Tenaris SA	2,054	43,176

(Cost $180,401)		248,379
Macau 0.1%
Sands China Ltd.	12,000	60,547
Wynn Macau Ltd.* (a)	12,800	35,951

(Cost $36,664)		96,498
Netherlands 7.1%
AEGON NV	15,739	105,305
Akzo Nobel NV	2,336	160,009
ASML Holding NV	25,115	1,885,657
Corio NV (REIT)	983	47,734
Gemalto NV	1,169	104,170
Heineken Holding NV	745	44,046
Heineken NV	1,219	85,719
ING Groep NV (CVA)*	29,409	297,425
Koninklijke (Royal) KPN NV	95,506	537,624
Koninklijke Ahold NV	5,463	80,129
Koninklijke DSM NV	1,968	120,656
Koninklijke Philips Electronics NV	6,219	193,333
Koninklijke Vopak NV	597	40,777
Randstad Holding NV	1,101	45,663
Reed Elsevier NV	24,729	384,143
Royal Dutch Shell PLC "A"	2,485	88,176
Royal Dutch Shell PLC "B"	1,993	72,546
TNT Express NV	3,072	23,625
Unilever NV (CVA)	8,764	354,599
Wolters Kluwer NV	9,769	197,515
Ziggo NV	9,757	311,255

(Cost $4,112,700)		5,180,106
Norway 2.2%
Aker Solutions ASA	2,106	46,105
DnB ASA	23,722	331,548
Gjensidige Forsikring ASA	4,143	65,033
Norsk Hydro ASA	26,920	128,809
Statoil ASA	6,582	175,030
Telenor ASA	26,586	586,706
Yara International ASA	4,451	237,650

(Cost $785,833)		1,570,881
Singapore 3.6%
CapitaLand Ltd. (a)	20,000	64,835
ComfortDelGro Corp., Ltd.	30,000	46,768
DBS Group Holdings Ltd. (a)	12,000	145,282
Fraser & Neave Ltd.	9,000	69,445
Genting Singapore PLC (a)	211,000	264,775
Golden Agri-Resources Ltd. (a)	218,000	111,807
Hutchison Port Holdings Trust (Units)	51,000	41,870
Jardine Cycle & Carriage Ltd. (a)	4,000	163,521
Keppel Corp., Ltd.	19,800	184,276
Olam International Ltd. (a)	51,000	66,633
Oversea-Chinese Banking Corp., Ltd.	14,000	110,591
SembCorp Industries Ltd.	16,000	70,816
SembCorp Marine Ltd.	12,000	45,845
Singapore Airlines Ltd.	8,000	71,016
Singapore Exchange Ltd.	9,000	56,631
Singapore Press Holdings Ltd. (a)	43,000	142,525
Singapore Technologies Engineering Ltd.	26,000	82,328
Singapore Telecommunications Ltd.	188,000	531,662
StarHub Ltd.	16,000	50,462
United Overseas Bank Ltd.	7,000	106,582
Wilmar International Ltd. (a)	59,000	182,247

(Cost $1,799,322)		2,609,917
Spain 5.0%
Abertis Infraestructuras SA	7,896	135,295
Acciona SA (a)	387	31,115
ACS, Actividades de Construccion y Servicios SA (a)	2,946	70,677
Amadeus IT Holding SA "A" (a)	18,545	463,727
Banco Bilbao Vizcaya Argentaria SA	14,917	148,353
Banco Santander SA	26,286	220,672
Enagas SA	3,019	71,499
Ferrovial SA	9,243	148,146
Gas Natural SDG SA	4,954	99,068
Iberdrola SA	45,390	245,161
Industria de Diseno Textil SA	3,224	448,957
Red Electrica Corporacion SA	1,424	79,359
Repsol SA	21,372	477,181
Telefonica SA	67,903	980,875
Zardoya Otis SA (a)	3,165	48,597

(Cost $3,098,073)		3,668,682
Sweden 3.9%
Assa Abloy AB "B"	1,129	42,230
Atlas Copco AB "A"	2,382	67,993
Atlas Copco AB "B"	1,896	48,386
Boliden AB	8,924	165,051
Electrolux AB "B"	2,224	58,797
Hennes & Mauritz AB "B"	5,422	199,716
Hexagon AB "B"	3,886	104,417
Husqvarna AB "B"	5,434	35,149
Nordea Bank AB	12,188	134,595
Sandvik AB	3,558	57,157
Scania AB "B"	1,671	34,309
Skandinaviska Enskilda Banken AB "A"	7,816	78,404
Skanska AB "B"	2,292	38,953
SKF AB "B"	1,471	36,522
Svenska Cellulosa AB "B"	11,420	276,362
Svenska Handelsbanken AB "A"	2,305	94,063
Swedbank AB "A"	4,740	111,562
Swedish Match AB	6,235	233,680
Tele2 AB "B"	6,166	110,715
Telefonaktiebolaget LM Ericsson "B"	44,707	519,612
TeliaSonera AB	43,220	311,878
Volvo AB "B"	4,497	66,554

(Cost $1,899,854)		2,826,105
Switzerland 7.9%
ABB Ltd. (Registered)*	6,265	133,978
Actelion Ltd. (Registered)*	181	8,954
Adecco SA (Registered)*	796	45,784
Aryzta AG*	834	46,910
Compagnie Financiere Richemont SA "A"	2,172	177,847
Credit Suisse Group AG (Registered)*	2,597	76,757
Geberit AG (Registered)*	73	17,057
Givaudan SA (Registered)*	25	27,767
Holcim Ltd. (Registered)*	920	71,621
Lindt & Spruengli AG (Registered)	1	40,591
Nestle SA (Registered)	22,683	1,592,671
Novartis AG (Registered)	11,763	800,533
Roche Holding AG (Genusschein)	3,794	837,679
SGS SA (Registered)	15	35,664
Sika AG	17	42,855
Sonova Holding AG (Registered)*	361	41,752
STMicroelectronics NV	10,088	86,836
Swatch Group AG (Bearer)	190	104,258
Swatch Group AG (Registered)	466	43,897
Swiss Re AG*	1,017	75,548
Swisscom AG (Registered)	2,236	991,194
Syngenta AG (Registered)	301	129,742
UBS AG (Registered)*	8,480	146,409
Wolseley PLC	961	44,896
Xstrata PLC	3,542	66,418
Zurich Insurance Group AG*	263	75,699

(Cost $3,121,305)		5,763,317
United Kingdom 7.5%
Anglo American PLC	2,015	60,382
ARM Holdings PLC	32,750	448,310
AstraZeneca PLC	9,969	481,907
BAE Systems PLC	9,818	52,813
Barclays PLC	8,224	39,417
BG Group PLC	2,693	47,859
BHP Billiton PLC	3,343	114,615
BP PLC	14,248	105,594
British American Tobacco PLC	1,720	89,453
British Sky Broadcasting Group PLC	2,610	33,800
BT Group PLC	42,354	167,244
Capita PLC	1,781	22,214
Centrica PLC	26,003	144,502
Compass Group PLC	3,247	39,373
Diageo PLC	2,954	88,033
GlaxoSmithKline PLC	39,488	903,084
HSBC Holdings PLC	15,258	173,429
Imperial Tobacco Group PLC	830	30,843
Inmarsat PLC	4,081	41,767
International Consolidated Airlines Group SA*	18,084	61,284
Kingfisher PLC	7,835	33,527
Marks & Spencer Group PLC	4,845	29,176
National Grid PLC	16,393	179,766
Next PLC	569	36,592
Pearson PLC	2,403	45,489
Reckitt Benckiser Group PLC	809	53,929
Reed Elsevier PLC	3,160	34,439
Rio Tinto PLC	2,110	119,198
Rolls-Royce Holdings PLC*	4,528	67,933
SABMiller PLC	639	31,899
Severn Trent PLC	1,707	43,911
Shire PLC	4,523	151,619
Smith & Nephew PLC	8,325	95,867
Smiths Group PLC	1,780	34,637
SSE PLC	5,193	116,737
Standard Chartered PLC	2,621	69,729
Subsea 7 SA	2,839	68,754
Tesco PLC	11,556	65,256
The Sage Group PLC	35,813	183,366
Unilever PLC	1,703	69,331
United Utilities Group PLC	5,498	63,862
Vodafone Group PLC	261,217	713,017
William Morrison Supermarkets PLC	5,755	22,901
WPP PLC	1,787	28,061

(Cost $3,697,467)		5,504,919
United States 0.2%
Catamaran Corp.* (Cost $158,896)	3,400	176,409

Total Common Stocks (Cost $51,462,277)		66,893,591
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	32	2,191
Henkel AG & Co. KGaA	2,319	204,789
Porsche Automobil Holding SE (a)	437	38,035
Volkswagen AG	192	47,493

Total Preferred Stocks (Cost $129,332)		292,508
Exchange-Traded Funds 9.6%
iShares MSCI Emerging Markets Index Fund	79,500	3,515,490
Vanguard FTSE Emerging Markets Fund	78,950	3,518,012

Total Exchange-Traded Funds (Cost $5,835,978)		7,033,502
Securities Lending Collateral 9.4%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $6,858,853)	6,858,853	6,858,853
Cash Equivalents 0.6%
Central Cash Management Fund, 0.11% (d) (Cost $429,378)	429,378	429,378

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,715,818) †	111.7	81,507,832
Other Assets and Liabilities, Net	(11.7)	(8,535,095)

Net Assets	100.0	72,972,737

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $65,172,773.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $16,335,059.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,181,829 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,846,770.

(a) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $6,451,673, which is 8.8% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Listed on the NASDAQ Stock Market, Inc.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At January 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Euro Stoxx 50 Index	EUR	3/15/2013	8	294,480	6,170
Nikkei 225 Index	USD	3/7/2013	1	55,850	3,946
Total unrealized appreciation					10,116

Currency Abbreviations

EUR	Euro
USD	United States Dollar

At January 31, 2013 the DWS Diversified International Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Telecommunication Services	10,768,949	16.0%
Health Care	8,419,240	12.5%
Financials	8,363,186	12.5%
Consumer Staples	7,914,399	11.8%
Information Technology	7,796,658	11.6%
Materials	5,737,230	8.6%
Utilities	5,367,772	8.0%
Industrials	5,325,012	7.9%
Consumer Discretionary	4,591,140	6.8%
Energy	2,902,513	4.3%
Total	67,186,099	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investment(f)
Australia	$—	$2,981,629	$—	$2,981,629
Austria	—	414,263	—	414,263
Belgium	—	1,238,341	—	1,238,341
Bermuda	—	109,139	—	109,139
Canada	5,162,157	50,862	—	5,213,019
Denmark	—	1,588,206	—	1,588,206
Finland	—	3,070,101	—	3,070,101
France	—	5,169,914	—	5,169,914
Germany	—	4,136,476	—	4,136,476
Hong Kong	—	1,971,815	—	1,971,815
Ireland	4,686	2,244,845	—	2,249,531
Italy	—	3,136,850	—	3,136,850
Japan	—	8,261,602	—	8,261,602
Luxembourg	—	248,379	—	248,379
Macau	—	96,498	—	96,498
Netherlands	—	5,180,106	—	5,180,106
Norway	—	1,570,881	—	1,570,881
Singapore	—	2,609,917	—	2,609,917
Spain	—	3,668,682	—	3,668,682
Sweden	—	2,826,105	—	2,826,105
Switzerland	—	5,763,317	—	5,763,317
United Kingdom	—	5,504,919	—	5,504,919
United States	176,409	—	—	176,409
Exchange-Traded Funds	7,033,502	—	—	7,033,502
Short-Term Investments(f)	7,288,231	—	—	7,288,231
Derivatives(g) Futures Contracts	10,116	—	—	10,116
Total	$19,675,101	$61,842,847	$—	$81,517,948

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$10,116

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013